                              RULE 497(j) CERTIFICATION






Date: November 3, 1998

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Stonebridge Funds Trust (the "Trust"), on behalf of its two Portfolios, Stonebridge Growth Fund and Stonebridge Aggressive Growth Fund (the "Portfolios"), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information relating to the Portfolios that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 61 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Portfolio; and

(2) the text of Post-Effective Amendment No. 61 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 2, 1998.


                                        STONEBRIDGE FUNDS TRUST



                                        By: /s/   James V. Hyatt
                                           ---------------------
                                        Title: James V. Hyatt, Secretary